Label	Element	Value
Institutional Class | Cash And Equivalents (T-Bills, Treasuries, Etc.) [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	16.30%
Institutional Class | Legacy (Non-Agency RMBS, Pre-2008 Issuance) [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	46.10%
Institutional Class | Agency Floating Rate RMBS [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	22.00%
Institutional Class | Agency Fixed Rate RMBS [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	9.10%
Institutional Class | Investment Grade 2.0 (Non-Agency RMBS) [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	6.50%